Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Costs
The following table presents lease costs, which include leases for arrangements with an initial term of more than 12 months, lease term, and discount rates ($000):

Year Ended June 30,	2025	2024	2023
Finance lease cost
Amortization of right-of-use assets	$1,528	$1,667	$1,667
Interest on lease liabilities	947	1,040	1,124
Total finance lease cost	2,475	2,707	2,791
Operating lease cost	59,213	52,909	53,127
Total lease cost	$61,688	$55,616	$55,918

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$947	$1,040	$1,124
Operating cash flows from operating leases	58,117	50,672	50,503
Financing cash flows from finance leases	1,749	1,584	1,430

Assets obtained in exchange for lease liabilities
Right-of-use assets obtained in acquisitions	$—	$—	$56,315
Right-of-use assets obtained in exchange for new operating lease liabilities	51,357	64,385	27,720
Total assets obtained in exchange for new operating lease liabilities	$51,357	$64,385	$84,035

Weighted-average remaining lease term (in years)
Finance leases	6.5	7.5	8.5
Operating leases	6.2	6.6	6.9

Weighted-average discount rate
Finance leases	5.6%	5.6%	5.6%
Operating leases	6.9%	6.8%	5.5%

Schedule of Future Minimum Operating Lease Payments
The following table presents future minimum lease payments, which includes leases for arrangements with an initial term of more than 12 months ($000):

Future Years	Operating Leases	Finance Leases	Total
Year 1	$57,830	$2,771	$60,601
Year 2	47,261	2,847	50,108
Year 3	34,712	2,925	37,637
Year 4	32,103	3,006	35,109
Year 5	21,712	3,088	24,800
Thereafter	69,092	4,669	73,761
Total minimum lease payments	$262,710	$19,306	$282,016
Less: amounts representing interest	55,973	3,172	59,145
Present value of total lease liabilities	$206,737	$16,134	$222,871

Schedule of Future Minimum Finance Lease Payments
The following table presents future minimum lease payments, which includes leases for arrangements with an initial term of more than 12 months ($000):

Future Years	Operating Leases	Finance Leases	Total
Year 1	$57,830	$2,771	$60,601
Year 2	47,261	2,847	50,108
Year 3	34,712	2,925	37,637
Year 4	32,103	3,006	35,109
Year 5	21,712	3,088	24,800
Thereafter	69,092	4,669	73,761
Total minimum lease payments	$262,710	$19,306	$282,016
Less: amounts representing interest	55,973	3,172	59,145
Present value of total lease liabilities	$206,737	$16,134	$222,871